CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (608,845)	$ (1,745,361)	$ (7,735,464)	$ (6,823,789)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	84,621	83,415	344,128	300,909
Bad debt expense	18,476		23,762
Amortization of debt discounts		55,948	223,419	751,126
Amortization of deferred financing costs				234,500
Interest from warrant modification		446,925	460,949
Loss on debt conversion inducement			413,917
Loss on settlement of notes payable				6,810,982
Change in fair value of derivative liabilities		(1,543)	(2,030)	(7,630,434)
Loss on modification of warrants				1,027,371
Stock based compensation	56,154	513,727	3,731,915	2,530,061
Common stock issued for services rendered	59,879		195,468
Changes in operating assets and liabilities:
Accounts receivable	42,299	(112,240)	(126,857)	(20,432)
Prepaid expenses and other current assets	12,536	15,024	7,015	(54,319)
Accounts payable	8,510	2,493	(136,625)	221,821
Accrued expenses	(54,213)	100,598	231,648	(94,697)
Deferred revenue		10,475	1,100	(10,000)
Net cash used in operating activities	(380,583)	(630,540)	(2,367,655)	(2,756,901)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(5,144)		(1,180)
Software development costs	(77,231)	(8,985)	(149,132)	(205,515)
Net cash used in investing activities	(82,375)	(8,985)	(150,312)	(205,515)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock			1,330,000	1,501,000
Proceeds from notes payable				2,600,000
Fees paid to third party in connection with notes payable issuance				(62,500)
Proceeds from exercise of options			21,728
Proceeds from exercise of warrants		1,024,558	1,024,558
Repayments of convertible notes payable			(50,000)
Net cash provided by financing activities		1,024,558	2,326,286	4,038,500
Net (decrease) increase in cash	(462,958)	385,033	(191,681)	1,076,084
Cash at beginning of period	1,103,201	1,294,882	1,294,882	218,798
Cash at end of period	640,243	1,679,915	1,103,201	1,294,882
SUPPLEMENTAL INFORMATION
Cash paid for interest	27,976		29,127	63,510
Cash paid for income taxes
Conversion of notes payable and accounts payable-former affiliate to common stock				553,363
Acquisition of technology in exchange for issuance of common stock
Conversion of notes payable to common and preferred stock			550,000	2,915,000
Conversion of accrued interest on notes payable to common stock				149,106
Reclassification of derivative liability to equity				6,384,814
Reclassification of warrants as derivative liability				2,013,972
Shares issued to third party as debt discount on notes payable				229,691
Common stock issued to acquire software				150,000
Issuance of shares as deferred financing costs related to notes payable				172,000
Issuance of stock to settle accounts payable				277,039
Convertible Notes Payable [Member]
SUPPLEMENTAL INFORMATION
Fair value of conversion option issued				11,930
Warrant [Member]
SUPPLEMENTAL INFORMATION
Fair value of conversion option issued				$ 3,041,342